S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 29, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Name of Individual	Entity Name	Entity’s Business	Affiliation
Håkan Wohlin	KingsRock Advisors, LLC	Financial	Founder, Managing Partner
	Viking Acquisition Corp. I	SPAC	Chief Executive Officer and Director
Louis Jaffe	KingsRock Advisors, LLC	Financial	Co-Founder, Managing Partner
	Viking Acquisition Corp. I	SPAC	Chairman
Gil Ottensoser	KingsRock Advisors, LLC	Financial	Managing Director
	Viking Acquisition Corp. I	SPAC	Chief Financial Officer and Director
Philipp von Girsewald	KingsRock Advisors, LLC	Financial	Managing Director Supervisory
	niiio finance group AG	Financial	Board Member
	Viking Acquisition Corp. I	SPAC	Chief Strategy Officer
Dr. Josef Ackermann	KingsRock Advisors, LLC	Financial	Chairman of Advisory Board, Senior Advisor
	Viking Acquisition Corp. I	SPAC	Director
Yassine Bouhara	KingsRock Advisors, LLC	Financial	Senior Advisor
	Tell Limited	Financial	Group Chairman
	Viking Acquisition Corp. I	SPAC	Director
Fred Brettschneider	KingsRock Advisors, LLC	Financial	Senior Advisor
	SEDA Experts, LLC	Consulting	Senior Advisor
	Viking Acquisition Corp. I	SPAC	Director
Seth Waugh	Arax Investment Partners	Financial	Vice Chairman
	Franklin Resources, Inc.	Financial	Director
	Yext	Technology	Director
	Rafferty Holdings, LLC	Financial	Chairman
	Viking Acquisition Corp. I	SPAC	Director